SunAmerica Series Trust
     Supplement to the Statement of Additional Information
                       dated May 14, 1997


     The following Portfolios are not available for investment in connection with the Anchor
Advisor Variable Annuity Contract:

          Balanced/Phoenix Investment Counsel Portfolio
          Growth/Phoenix Investment Counsel Portfolio
          Putnam Growth Portfolio
          Real Estate Portfolio